Loans Payable (Details Narrative) - USD ($)	Mar. 02, 2022	Jun. 23, 2021	Jun. 21, 2021	Jun. 30, 2022	Dec. 31, 2021	Aug. 10, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount						$ 806,000
Debt default longterm debt amount				$ 527,794	$ 644,158
Proceeds from loan	$ 128,500
Payments for loan	$ 16,305
Loans payable				$ 88,984	$ 16,793
Proceeds from issuance of debt			$ 86,000
Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount		$ 750,000
Debt instrument periodic payment		$ 36